Share-Based Compensation Expenses (Details) - Schedule of estimated fair value of binomial option pricing model		12 Months Ended
	Jan. 03, 2017	Dec. 31, 2019
(2018 Option) [Member]
Schedule of Estimated Fair Value of Binomial Option Pricing Model [Abstract]
Expected volatility	40.00%
Expected dividends
Risk-free interest rate	3.10%
Expected term (in years)	5 years
Expected life (in years)	6 years
(2019 Option) [Member]
Schedule of Estimated Fair Value of Binomial Option Pricing Model [Abstract]
Expected volatility		41.52%
Expected dividends
Risk-free interest rate		3.12%
Expected term (in years)		5 years
Expected life (in years)		8 years